Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Contractual Obligations	$ 4,290
Contractual Obligations, 2016	2,236
Contractual Obligations, 2017	1,393
Contractual Obligations, 2018	661
Capital Commitments
Long-term Purchase Commitment [Line Items]
Contractual Obligations	4,290
Contractual Obligations, 2016	2,236
Contractual Obligations, 2017	1,393
Contractual Obligations, 2018	$ 661